Note 4 - Acquisitions - Business Acquisitions, Pro Forma Revenue and Earnings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Actual from acquired entities for 2016, revenues	$ 54,458
Actual from acquired entities for 2016, net earnings	5,695
Supplemental pro forma (unaudited), revenues	1,985,656	$ 1,876,724
Supplemental pro forma (unaudited), net earnings	$ 92,371	$ 82,635